SOFTWARE DEVELOPMENT COSTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SOFTWARE DEVELOPMENT COSTS
Amortization of software development	$ 899,000	$ 628,000